SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accrued expenses) (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Accrued payroll and taxes		$ 76,031	$ 321,328
Accrued interest		88,147	98,091
Credit cards payable		4,752	49,715
Other accrued expenses		28,420	20,045
Total accrued expenses	$ 136,950	$ 197,350	$ 489,179